Commitments (Tables)	6 Months Ended
Jun. 30, 2026
Commitments [Abstract]
Schedule of Commitments

In addition to the commitments disclosed elsewhere in the financial statements, Greenfire has assumed commitments through its normal course of operations, primarily through transportation agreements.

	1 Year	2-3 Years	4-5 Years	Thereafter	Total
Transportation commitments	$37,183	$74,881	$73,426	$200,511	$386,001
Other	2,428	-	-	-	2,428
Total commitments	$39,611	$74,881	$73,426	$200,511	$388,429